John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 74.7%		$345,766,467
(Cost $347,873,131)
Absolute return strategies 34.4%		159,246,807
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,944,100	19,965,906
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,259,050	27,506,385
Credit Suisse Managed Futures Strategy Fund (B)	2,265,897	21,231,452
Diversified Macro, Class NAV, JHIT (Graham)	4,161,150	38,074,519
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	5,611,609	52,468,545
Alternative investment approaches 33.5%		154,814,238
Seaport Long/Short, Class NAV, JHIT (Wellington)	5,657,552	65,005,277
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	3,855,280	35,275,814
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (C)	5,228,490	54,533,147
Alternative markets 6.8%		31,705,422
Infrastructure, Class NAV, JHIT (Wellington)	1,899,152	22,751,847

Invesco DB Gold Fund (B)	174,085	8,953,575
Unaffiliated investment companies 25.2%		$116,364,127
(Cost $115,074,765)
Absolute return strategies 11.5%		53,053,694
IQ Merger Arbitrage ETF (D)	561,773	17,521,700
The Arbitrage Fund, Class I	2,637,861	35,531,994
Alternative investment approaches 9.3%		42,897,823
JPMorgan Hedged Equity Fund	1,967,790	42,897,823
Alternative markets 4.4%		20,412,610
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (E)	1,095,764	13,521,728
Vanguard Real Estate ETF (E)	88,995	6,890,882

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.7%				$12,494,486
(Cost $12,486,902)
U.S. Government 0.1%				249,998
U.S. Treasury Bill	0.400	06-04-20	250,000	249,998

	Yield (%)	Shares	Value
Short-term funds 2.6%			12,244,488
John Hancock Collateral Trust (F)	0.3653(G)	1,215,442	12,168,642
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1303(G)	75,846	75,846

Total investments (Cost $475,434,798) 102.6%	$474,625,080
Other assets and liabilities, net (2.6%)	(11,932,981)
Total net assets 100.0%	$462,692,099

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Non-income producing.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $11,856,240.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Stone Harbor Investment Partners LP	(Stone Harbor)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$345,766,467	$345,766,467	—	—
Unaffiliated investment companies	116,364,127	116,364,127	—	—
Short-term investments	12,494,486	12,244,488	$249,998	—
Total investments in securities	$474,625,080	$474,375,082	$249,998	—
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	1,944,100	$40,391,711	$3,229,321	$(26,478,555)	$(157,134)	$2,980,563	$714,019	—	$19,965,906
Alternative Risk Premia	3,259,050	—	34,774,415	(2,029,060)	(162,582)	(5,076,388)	12,260	—	27,506,385
Disciplined Alternative Yield	—	66,558,006	7,831,656	(69,333,617)	(2,983,177)	(2,072,868)	604,346	$7,227,310	—
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Macro	4,161,150	$45,326,846	$5,158,238	$(7,000,619)	$(569,330)	$(4,840,616)	—	$1,592,220	$38,074,519
Infrastructure	1,899,152	26,629,522	5,942,136	(8,145,509)	544,160	(2,218,462)	$314,246	820,426	22,751,847
John Hancock Collateral Trust	1,215,442	885,879	83,401,452	(72,128,381)	2,087	7,605	15,967	—	12,168,642
Multi-Asset Absolute Return	5,611,609	28,253,887	35,181,997	(11,610,488)	(1,984,509)	2,627,658	—	—	52,468,545
Seaport Long/Short	5,657,552	50,138,430	27,950,341	(12,177,863)	737,708	(1,643,339)	697,955	—	65,005,277
Short Duration Credit Opportunities	3,855,280	62,204,274	1,848,539	(27,087,883)	(1,557,004)	(132,112)	1,262,734	—	35,275,814
Strategic Income Opportunities	5,228,490	74,789,294	4,365,619	(23,090,366)	(601,557)	(929,843)	1,121,538	—	54,533,147
					$(6,731,338)	$(11,297,802)	$4,743,065	$9,639,956	$327,750,082
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended May 31, 2020, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value

Credit Suisse Managed Futures Strategy Fund	2,265,897	$24,056,171	$6,738,765	$(6,666,228)	$(101,930)	$(2,795,326)	$428,413	—	$21,231,452
Invesco DB Gold Fund	174,085	10,651,123	2,249,165	(5,002,579)	951,151	104,715	195,898	—	8,953,575
					$849,221	$(2,690,611)	$624,311	—	$30,185,027
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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